UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2017

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1
Sector Allocation	5
Expense Example	5
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Approval of Investment Advisory Agreement	24
Additional Information	28
Privacy Notice	29

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Semi-Annual Report, September, 2017

“Headlines, in a way, are what mislead you because bad news is a headline, and gradual improvement is not.”	– Bill Gates

When it comes to investing, feelings are often detrimental to building wealth.  The important conclusion I made as an investor many years ago was to separate feeling from financial decisions by automating investment choices.  Our responsibility here is to cut through the noise and focus on the data, because news outlets are paid to turn events into headlines to sell newspapers, attract clicks – do whatever it takes to gain eyeballs. From an investment standpoint, questions often follow like this after reading a headline – What happens if North Korea launches a missile towards Guam...Is it time to get out of the market?

Understandably, we have experienced an uptick of shareholder calls and emails with concerns about these recent events and how they might impact their Fund investment. As I’ve written about before and as I communicate with our clients daily, I always stress that over time, data and discipline outweigh headlines and hunches. The last nine years have proven that. Bill Gates said it best - bad news has been a headline but the stock market has gradually improved throughout that time. The market moves over time because of data. We measure that data every day and adjust accordingly. We rely on a rigorously tested combination of technical, valuation, sentiment, and macroeconomic indicators which provide an estimated likelihood of whether the market will move higher or decline. The process is systematic by design and rules-based by implementation. We keep our investment fingers on the market pulse every day.  Thankfully, bad bear markets can give off warning signs such as rising inflation, above average valuations, a slowing economy and declining prices.  Bear markets do not arise from fear – whether that be from a missile launch, a terrible tragedy, or hurricanes.

CAN SLIM® SELECT GROWTH FUND

The last time we held a majority of cash in the CAN SLIM® Select Growth Fund (CANGX or the “Fund”) was in 2008.  It was not because of headlines (which are always negative), but instead because of market data. CANGX tackles today’s toughest investment challenges with research, common sense, and a belief that discipline and data should outperform intuition over time. The Fund in particular attempts to balance the need for growth with the desire to avoid bad bear markets. It is tactical – using stocks to grow in bull markets and cash to hedge when bear market risk rises.

Throughout the uncertainty of the past two quarters, the Fund transitioned from a bullish outlook at the beginning of Q2 2017 to a more moderate stance as the year went on. The Fund stayed moderately invested as three of the four dimensions from which we assess market outlook (Technical, Sentiment, and Macroeconomic) continued to display positive signals as a whole, while only valuation signals remained negative.

The Fund entered Q2 2017 approximately 94.1% invested and reached an equity exposure high of 98.9% in May seeking to take advantage of the short-term declines by entering new positions. The Fund averaged an equity exposure of 83.3% throughout the two quarters.

The cash and equivalent allocation averaged 16.7% over the six-month period ending September 30, 2017, with fixed income exposure averaging 8.4% and reaching a high of 30.7% to close this period as valuation and technical indicators moved negative. The cash position had a slightly negative impact on overall performance versus the S&P 500® Index benchmark. However, active stock selection benefited performance to offset the cash allocation with the Fund advancing 7.70% and the S&P 500® Index advancing 7.71% during the six month period ending September 30, 2017.

Versus the S&P 500® Index, The Fund’s portfolio was overweight Consumer Discretionary, Financials and Materials and underweight Consumer Staples, Health Care and Information Technology. Stock picking was strong in Consumer Discretionary and Health Care while it was negative in Consumer Staples and Information Technology. Overall stock selection contributed positively to the portfolio: +1.3%.

CAN SLIM® SELECT GROWTH FUND

Among the holdings, Aaron’s Inc. (AAN), NVR Inc. (NVR), and Third Point Reinsurance (TPRE) were the biggest positive contributors during the time period, each producing healthy gains. However, a few stocks experienced larger breakdowns due to earnings reports and changes in firm outlook. Dean Foods (DF), Cleveland-Cliffs (CLF), and NIC Inc. (EGOV), were the biggest drags on Fund performance.

As we head into the homestretch of the year, our attention now turns to the Q4 2017 earnings season. Short-term volatility is inevitable and news headlines will create concern. The data continues to show an opportunity to make money in this environment, with necessary caution. Our market stance is cautiously opportunistic, and the Fund begins the fourth quarter 65% invested.  We continue to monitor our metrics and factors daily. If and when the data warrants a change, we will adjust our exposure accordingly.

Thank you for your business.  It is a privilege to serve shareholders as adviser to the fund and we look forward to a bright future together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax

CAN SLIM® SELECT GROWTH FUND

consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in Exchange Traded Funds, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Morningstar category (Allocation--85%+ Equity) is defined as the following: Funds in allocation categories seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash.

The IBD 85 Index is published in Investors Business Daily and measures the performance of the top 15% of the stocks in the market based on high earnings growth and high relative price strength.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2017 (UNAUDITED)

* Cash equivalents, exchange-traded funds and liabilities in excess of other assets.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/17 – 9/30/17).

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/17	9/30/17	4/1/17 – 9/30/17*
Actual	$1,000.00	$1,077.00	$7.24

Hypothetical
(5% return
before expenses)	$1,000.00	$1,018.10	$7.03

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED)

Shares		Value
COMMON STOCKS: 65.2%

Accommodation: 2.6%
11,629	Hilton Worldwide Holdings, Inc.	$807,634
12,613	Hyatt Hotels Corp. - Class A*	779,357
		1,586,991
Administrative & Support Services: 1.1%
20,063	Premier, Inc. - Class A*	653,452

Beverage & Tobacco Products: 1.9%
13,852	Coca-Cola European Partners PLC	576,520
5,192	Philip Morris International, Inc.	576,364
		1,152,884
Broadcasting: 1.2%
33,724	MSG Networks, Inc. - Class A*	714,949

Chemical Manufacturing: 6.2%
11,078	Colgate-Palmolive Co.	807,032
28,082	Huntsman Corp.	770,008
2,314	The Sherwin-Williams Co.	828,505
4,470	Vertex Pharmaceuticals, Inc.*	679,619
11,280	Zoetis, Inc.	719,213
		3,804,377
Computer & Electronic Products: 7.3%
10,869	Advanced Energy Industries, Inc.*	877,780
29,229	Diodes, Inc.*	874,824
20,767	Intel Corp.	790,807
23,881	Jabil Circuit, Inc.	681,803
15,641	Sony Corp. - ADR	584,035
7,464	Texas Instruments, Inc.	669,073
		4,478,322
Construction: 1.4%
297	NVR, Inc.*	847,935

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 65.2% (Continued)

Credit Intermediation: 2.5%
29,456	Bank of America Corp.	$746,415
50,400	Regions Financial Corp.	767,592
		1,514,007
Electrical Equipment, Appliance &
Component Manufacturing: 1.4%
27,939	Corning, Inc.	835,935

Food Services: 4.5%
3,412	Domino’s Pizza, Inc.	677,453
6,308	Hershey Co.	688,644
14,163	NutriSystem, Inc.	791,712
7,910	Yum! Brands, Inc.	582,255
		2,740,064
Health Care Supplies: 1.2%
7,334	Varian Medical Systems, Inc.*	733,840

Information Services: 1.0%
3,606	Facebook, Inc. - Class A*	616,157

Insurance: 8.0%
7,758	The Allstate Corp.	713,038
19,850	Assured Guaranty Ltd.	749,337
21,093	Essent Group Ltd.*	854,267
14,348	Hartford Financial Services Group, Inc.	795,310
17,846	Progressive Corp.	864,103
58,068	Third Point Reinsurance Ltd.*	905,861
		4,881,916
Machinery Manufacturing: 1.1%
20,160	Canon, Inc. - ADR	691,891

Mining: 1.7%
38,816	Freeport-McMoRan, Inc.*	544,977
24,093	Teck Resources Ltd. - Class B	508,121
		1,053,098

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 65.2% (Continued)

Miscellaneous Manufacturing: 1.5%
19,093	Orthofix International NV*	$902,144

Performing Arts & Spectator Sports: 1.4%
20,190	Live Nation Entertainment, Inc.*	879,274

Pharmacy Services: 1.2%
11,387	Express Scripts Holding Co.*	721,025

Professional, Scientific & Technical Services: 3.5%
21,539	Cadence Design System, Inc.*	850,145
8,456	Cognizant Technology
	Solutions Corp. - Class A	613,398
5,484	F5 Networks, Inc.*	661,151
		2,124,694
Publishing: 4.9%
3,987	Adobe Systems, Inc.*	594,781
12,035	Aspen Technology, Inc.*	755,918
6,936	Intuit, Inc.	985,883
5,456	MSCI, Inc.	637,806
		2,974,388
Securities & Financial Services: 1.3%
5,392	Ameriprise Financial, Inc.	800,766

Specialty Trade Contractors: 1.4%
13,137	Installed Building Products, Inc.*	851,278

Telecommunications: 3.4%
18,282	Comcast Corp.- Class A	703,492
38,183	KT Corp. - ADR	529,598
14,279	T-Mobile US, Inc.*	880,443
		2,113,533
Transportation Equipment Manufacturing: 1.0%
2,555	The Boeing Co.	649,507

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 65.2% (Continued)

Utilities: 1.2%
10,558	PG&E Corp.	$718,894

Wood Product Manufacturing: 1.3%
29,115	Louisiana Pacific Corp.*	788,434

TOTAL COMMON STOCKS
(Cost $34,311,380)		39,829,755

EXCHANGE-TRADED FUNDS: 30.8%
222,403	iShares 1-3 Year Treasury Bond	18,781,933

TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,794,964)		18,781,933

SHORT-TERM INVESTMENTS: 4.1%

Money Market Funds: 4.1%
2,519,004	Fidelity Institutional Money
	Market Fund - Government
	Portfolio, 0.910%**	2,519,004

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,519,004)		2,519,004

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $55,625,348)		61,130,692
Liabilities in Excess of Other Assets: (0.1)%		(74,832)
TOTAL NET ASSETS: 100.0%		$61,055,860

ADR	American Depositary Receipt
*	Non-income producing security.
**	Annualized seven-day yield as of September 30, 2017.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2017 (UNAUDITED)

ASSETS
Investments in securities, at value
(Cost $55,625,348)	$61,130,692
Cash	821
Receivables:
Fund shares sold	41,295
Dividends and interest	36,193
Prepaid expenses	20,730
Total assets	61,229,731

LIABILITIES
Payables:
Fund shares redeemed	43,632
Investment advisory fees, net	34,394
Transfer agent fees	23,471
Distribution fees	19,019
Administration fees	17,422
Audit fees	11,556
Fund accounting fees	10,580
Trustee fees	3,383
Chief Compliance Officer fees	3,038
Custody fees	276
Other accrued expenses	7,100
Total liabilities	173,871
NET ASSETS	$61,055,860

COMPONENTS OF NET ASSETS
Paid-in capital	$46,448,818
Undistributed net investment income	29,420
Undistributed net realized gain on investments	9,072,278
Net unrealized appreciation on investments	5,505,344
Net assets	$61,055,860

COMPUTATION OF NET ASSET VALUE
Net assets	$61,055,860
Shares issued and outstanding (unlimited
number of shares authorized without par value)	3,827,196
Net asset value, offering and redemption price per share	$15.95

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $9,450)	$581,248
Interest	25,074
Total investment income	606,322

EXPENSES
Investment advisory fees	341,929
Distribution fees	85,482
Transfer agent fees	38,112
Administration fees	26,604
Fund accounting fees	19,347
Audit fees	10,994
Registration fees	10,772
Miscellaneous expense	8,295
Reports to shareholders	6,700
Trustee fees	5,996
Legal fees	4,540
Chief Compliance Officer fees	4,513
Custody fees	3,647
Insurance expense	1,425
Total expenses	568,356
Less: fees waived	(93,074)
Net Expenses	475,282
Net investment income	131,040

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments and
foreign currency transactions	4,950,894
Change in net unrealized appreciation/depreciation
on investments	(16,274)
Net realized and unrealized gain on investments
and foreign currency transactions	4,934,620
Net increase in net assets
resulting from operations	$5,065,660

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(Unaudited)	March 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$131,040	$(52,621)
Net realized gain on investments and
foreign currency transactions	4,950,894	5,451,963
Change in net unrealized appreciation/
depreciation on investments	(16,274)	2,041,375
Net increase in net assets
resulting from operations	5,065,660	7,440,717

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(48,984)
Net realized gain	—	(407,464)
Total distributions to shareholders	—	(456,448)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares(a)	(15,783,512)	(14,780,742)
Total decrease in net assets	(10,717,852)	(7,796,473)

NET ASSETS
Beginning of period/year	71,773,712	79,570,185
End of period/year	$61,055,860	$71,773,712
Undistributed net investment income	$29,420	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(Unaudited)		March 31, 2017
	Shares	Value	Shares	Value
Shares sold	240,680	$3,698,539	776,836	$10,776,401
Shares issued in
reinvestment of
distributions	—	—	30,402	427,149
Shares redeemed(b)	(1,260,101)	(19,482,051)	(1,862,777)	(25,984,292)
Net decrease	(1,019,421)	$(15,783,512)	(1,055,539)	$(14,780,742)

(b)	Net of redemption fees of $2,178 and $1,721, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	September 30,
	2017		Year Ended March 31,
	(Unaudited)		2017		2016	2015	2014		2013
Net asset value,
beginning of
period/year	$14.81		$13.48		$14.19	$13.95	$13.99		$12.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	0.03	(1)	(0.01	)(1)	0.09 (1)	0.03 (1)	(0.06	)(1)	0.01
Net realized and
unrealized gains
(losses) on investments	1.11		1.43		(0.61)	1.07	2.57		1.84
Total from
investment operations	1.14		1.42		(0.52)	1.10	2.51		1.85

LESS DISTRIBUTIONS:
Net investment income	—		(0.01)		(0.02)	—	(0.00	)*	—
Realized gains	—		(0.08)		(0.17)	(0.86)	(2.55)		—
Total distributions	—		(0.09)		(0.19)	(0.86)	(2.55)		—
Paid in capital from
redemption fees (Note 2)**	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value,
end of period/year	$15.95		$14.81		$13.48	$14.19	$13.95		$13.99
Total return	7.70	%^	10.55%		(3.66%)	7.99%	18.96%		15.24%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$61.1		$71.8		$79.6	$128.4	$104.6		$71.4
Portfolio turnover rate	100	%^	242%		277%	224%	269%		253%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.66	%+	1.65%		1.61%	1.59%	1.61%		1.72%
After fees waived and
expenses absorbed	1.39	%+	1.39%		1.39%	1.39%	1.58%		1.70%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.11	%+	(0.33%)		0.40%	0.01%	(0.45%)		0.03%
After fees waived and
expenses absorbed	0.38	%+	(0.07%)		0.62%	0.21%	(0.42%)		0.05%

(1)	Net investment income per share calculated using the average shares outstanding.
*	Does not round to $(0.01) per share.
**	Does not round to $0.01 per share.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of six months ended September 30, 2017. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$39,829,755	$—	$—	$39,829,755
Exchange-Traded
Funds	18,781,933	—	—	18,781,933
Short-Term
Investments	2,519,004	—	—	2,519,004
Total Investments
in Securities	$61,130,692	$—	$—	$61,130,692

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period. The Fund did not record any transfers between levels at the end of the Fund’s reporting period.
B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of March 31, 2017, there were no capital loss carryovers for the Fund.

As of March 31, 2017, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.
E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six months

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

ended September 30, 2017 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees and expenses waived and reimbursed by the Adviser during the six months ended September 30, 2017 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At September 30, 2017, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the table below. The Adviser may recapture a portion of the unreimbursed amount no later than the dates stated. Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the waiver or reimbursement.

Expiration	Amount
March 31, 2018	$233,679
March 31, 2019	234,299
March 31, 2020	197,468
September 30, 2020	93,074
Total	$758,520

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Fund to USBFS for these services for the six months ended September 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank NA (the “Custodian”) serves as custodian to the  Fund. Both the Distributor and Custodian are affiliates of USBFS.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the six months ended September 30, 2017 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2017, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $63,409,178 and $78,957,047, respectively.

There were no purchases or sales of U.S. Government securities for the six months ended September 30, 2017.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2017. The tax character of distributions paid during the year ended March 31, 2017 was as follows:

Distributions paid from:
Ordinary income	$456,448
Capital gains	—
Total	$456,448

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2017 (UNAUDITED) (CONTINUED)

Distribution classifications may differ from the Statement of Changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$65,505,290
Gross tax unrealized appreciation	5,823,744
Gross tax unrealized depreciation	(302,141)
Net tax unrealized appreciation	$5,521,603
Undistributed ordinary income	4,130,298
Undistributed long-term capital gain	—
Total distributable earnings	4,130,298
Other accumulated loss	(75,709)
Total accumulated earnings	$9,576,192

At March 31, 2017, the difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank NA has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. During the six months ended September 30, 2017, the Fund did not draw on its line of credit. Credit facility details for the six months ended September 30, 2017, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of September 30, 2017	—
Average interest rate	—

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on August 22, 2017, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and NorthCoast Asset Management, LLC (the “Adviser”) for the CAN SLIM® Select Growth Fund (the “Fund”).  At this meeting and at a prior meeting held on May 25, 2017, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance and investment outlook, as well as, various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.
2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities benchmarks, all for the periods ended March 31, 2017.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund underperformed the median of its peer group for the one-year period and outperformed the median of its peer group for the three-year, five-year and ten-year periods.

The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed its primary benchmark for the one-year, three-year, five-year and ten-year periods.  The Board also noted that the Fund underperformed its secondary benchmark for the one-year period and outperformed its secondary benchmark for the three-year, five-year and ten-year periods.

The Board also noted that the Fund outperformed the Adviser’s similarly managed accounts composite for the one-year, three-year, five-year and ten-year periods ended March 31, 2017.  The Board noted that the Adviser represented that the difference in performance between the Fund and the similarly managed accounts composite was mainly attributable to the larger universe of eligible securities in which the Fund is permitted to invest, the fact that the Fund holds a larger minimum number of positions, and the fact that there are different “trimming” thresholds between the Fund and the similarly managed accounts.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

3.
The costs of the services to be provided and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.39% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s advisory fee was higher than those of its peer group median and average, and the net expense ratio (less Rule 12b-1 fees) was higher than those of its peer group median and average.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees noted that the fees charged to the Fund were generally lower than or comparable to the fees charged by the Adviser to its similarly managed separate accounts.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly the Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1) Gross income from securities lending activities;

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    November 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    November 30, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 6, 2017

* Print the name and title of each signing officer under his or her signature.